Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on July 31, 2021, July 31, 2022 and July 31, 2023.

					Value of Initial Fixed $100 Investment (7) Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(4)(5)	Ferguson Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)	Net Income ($ in millions)	Adjusted Operating Profit ($ in millions) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	5,440,771	7,740,786	2,265,273	2,970,535	194.42	161.85	1,889	2,917

2022	4,865,698	5,427,022	2,212,036	2,524,513	146.64	137.61	2,122	2,951

2021	5,048,917	12,716,794	1,171,378	4,200,743	160.17	146.43	1,472	2,092
Notes:
(1) The principal executive officer (“PEO”) is Kevin Murphy, who has remained the Chief Executive Officer for the duration of the disclosure period.
(2) In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. This valuation assumption used to calculate such fair values did materially differ from those disclosed at the time of grant. We do not have pensions in the US; therefore, an adjustment to the 2023 Summary Compensation Table (“SCT”) totals related to pension value for any of the years reflected in this table is not needed.
(3) To calculate the Compensation Actually Paid (“CAP”) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Fiscal Year	Compensation Actually Paid ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in CFY prior to vesting date ($)	Total Adjustments to CAP ($)

2023	7,740,786	2,520,730	2,883,704	—	2,089,114	(454,998)	—	302,925	4,820,745

2022	5,427,022	2,047,019	3,494,039	—	(1,225,306)	257,018	—	82,592	2,608,343

2021	12,716,794	1,986,339	5,348,069	—	3,753,837	552,310	—	—	9,654,216
(4) The
non-PEO
NEOs represent the following individuals for each of the years shown.

•	2023: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, Chief Human Resources Officer; Bill Thees, Senior Vice President of Business and Sales;

•	2022: Bill Brundage, Chief Financial Officer;

•	2021: Bill Brundage, Chief Financial Officer; Mike Powell, former Group Chief Financial Officer.

(5) To calculate the Compensation Actually Paid (CAP) for the non-PEO
NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Compensation Actually Paid ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in CFY prior to vesting date ($)	Total Adjustments to CAP ($)

2023	2,970,535	908,195	1,082,398	—	697,262	(239,457)	—	73,254	1,613,457

2022	2,524,513	816,013	1,392,846	—	(383,716)	90,332	—	29,028	1,128,490

2021	4,200,743	363,394	1,010,912	—	1,600,187	3,066,386	(2,284,726)	—	3,392,759
(6) The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company ordinary shares and the S&P 500 Index and that dividends were reinvested when and as paid.
(7) Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our company’s performance, is Adjusted Operating Profit, a non-GAAP
measure.

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote
(4) The
non-PEO
NEOs represent the following individuals for each of the years shown.

•	2023: Bill Brundage, Chief Financial Officer; Ian Graham, Chief Legal Officer; Sammie Long, Chief Human Resources Officer; Bill Thees, Senior Vice President of Business and Sales;

•	2022: Bill Brundage, Chief Financial Officer;

•	2021: Bill Brundage, Chief Financial Officer; Mike Powell, former Group Chief Financial Officer.

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Industrials Index. The comparison of total shareholder returns assumes that $100 was invested on July 31, 2020 in Company ordinary shares and the S&P 500 Index and that dividends were reinvested when and as paid.
PEO Total Compensation Amount	$ 5,440,771	$ 4,865,698	$ 5,048,917
PEO Actually Paid Compensation Amount	$ 7,740,786	5,427,022	12,716,794
Adjustment To PEO Compensation, Footnote

Fiscal Year	Compensation Actually Paid ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in CFY prior to vesting date ($)	Total Adjustments to CAP ($)

2023	7,740,786	2,520,730	2,883,704	—	2,089,114	(454,998)	—	302,925	4,820,745

2022	5,427,022	2,047,019	3,494,039	—	(1,225,306)	257,018	—	82,592	2,608,343

2021	12,716,794	1,986,339	5,348,069	—	3,753,837	552,310	—	—	9,654,216

Non-PEO NEO Average Total Compensation Amount	$ 2,265,273	2,212,036	1,171,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,970,535	2,524,513	4,200,743
Adjustment to Non-PEO NEO Compensation Footnote

Year	Compensation Actually Paid ($)	Less, Grant Date Fair Value of Awards Reported in FY SCT ($)	Plus, Year-End Fair Value of Awards granted in FY that are outstanding and unvested as of end of FY ($)	Plus, Vesting Date Fair Value of Awards that are granted and vested in the same FY ($)	Change in Fair Value of Prior Year Awards outstanding and unvested as of end of FY ($)	Change in Fair Value of Prior Year Awards that vested in FY ($)	Less, Prior Year Awards that fail to meet vesting conditions during FY ($)	Plus, Dividends or other earnings paid on all awards in CFY prior to vesting date ($)	Total Adjustments to CAP ($)

2023	2,970,535	908,195	1,082,398	—	697,262	(239,457)	—	73,254	1,613,457

2022	2,524,513	816,013	1,392,846	—	(383,716)	90,332	—	29,028	1,128,490

2021	4,200,743	363,394	1,010,912	—	1,600,187	3,066,386	(2,284,726)	—	3,392,759

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The items listed below represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to Company performance for the fiscal year ended July 31, 2023:

Most Important Performance Measures for PEO and Non-PEO NEOs (1)

Adjusted Operating Profit (2)

Adjusted Diluted EPS (3)

Return on Capital Employed (ROCE) (4)
Notes:
(1) The most important performance measures include our company selected measure and the two financial metrics used for long-term incentive awards with performance-based vesting, as described in our Compensation Discussion and Analysis within the section titled Long-Term Equity-Based Incentive Program. Each of these measures is a critical operational metric reported to shareholders.
(2) Adjusted operating profit is defined as Operating Profit before acquisition related intangible amortization and certain other non-GAAP
adjustments, as further described in the section titled “Non-GAAP Reconciliations and Supplementary Information.”
(3) Adjusted Diluted EPS is defined as adjusted net income divided by the weighted average diluted shares outstanding. Adjusted net income is defined as income from continuing operations before amortization of acquired intangible assets (net of tax) and certain other non-GAAP
adjustments, as well as before certain discrete,
non-recurring
tax items.
(4) Return on Capital Employed is defined as adjusted earnings before interest and taxes (Adjusted EBIT) divided by average capital employed. Adjusted EBIT is defined as operating profit from continuing operations excluding certain non-recurring
items
(non-GAAP
adjustments) and including the impact of acquisition related intangible asset amortization. Average capital employed is defined as the sum of average net debt and average shareholders’ equity and excludes average assets held for sale.

Total Shareholder Return Amount	$ 194.42	146.64	160.17
Peer Group Total Shareholder Return Amount	161.85	137.61	146.43
Net Income (Loss)	$ 1,889,000,000	$ 2,122,000,000	$ 1,472,000,000
Company Selected Measure Amount	2,917,000,000	2,951,000,000	2,092,000,000
PEO Name	Kevin Murphy
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our company’s performance, is Adjusted Operating Profit, a non-GAAP
	measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed
PEO | Grant Date Fair Value of Awards Reported in FY SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,520,730	$ 2,047,019	$ 1,986,339
PEO | Awards granted in FY that are outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,883,704	3,494,039	5,348,069
PEO | Awards that are granted and vested in the same FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year Awards outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,089,114	(1,225,306)	3,753,837
PEO | Prior Year Awards that vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,998)	257,018	552,310
PEO | Prior Year Awards that fail to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,925	82,592	0
PEO | Total Adjustments to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,820,745	2,608,343	9,654,216
Non-PEO NEO | Grant Date Fair Value of Awards Reported in FY SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	908,195	816,013	363,394
Non-PEO NEO | Awards granted in FY that are outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,398	1,392,846	1,010,912
Non-PEO NEO | Awards that are granted and vested in the same FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Prior Year Awards outstanding and unvested as of end of FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,262	(383,716)	1,600,187
Non-PEO NEO | Prior Year Awards that vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,457)	90,332	3,066,386
Non-PEO NEO | Prior Year Awards that fail to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,284,726)
Non-PEO NEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,254	29,028	0
Non-PEO NEO | Total Adjustments to CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,613,457	$ 1,128,490	$ 3,392,759